Goodwill	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Goodwill
19. Goodwill

(CAD$ in millions)	Steelmaking Coal Business	Quebrada Blanca	Total
At January 1, 2023	$702	$416	$1,118
Changes in foreign exchange rates	—	(10)	(10)
At December 31, 2023	$702	$406	$1,108
Changes in foreign exchange rates	—	36	36
Sale of steelmaking coal business	(702)	—	(702)
At December 31, 2024	$—	$442	$442

The results of our annual goodwill impairment analysis and key assumptions used are outlined in Note 9(b) for the Quebrada Blanca CGU.
Goodwill relating to the steelmaking coal group of CGUs was derecognized upon completion of the sale of the steelmaking coal business in July of 2024 (Note 5).